PROFITS INTEREST UNITS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
PROFITS INTEREST UNITS
PROFITS INTEREST UNITS

13.PROFITS INTEREST UNITS

Prior to the Reorganization, the Company’s Parent granted PIUs in the form of Class B units of the Parent to certain key employees and directors for purposes of retaining them and enabling such individuals to participate in the long-term growth and financial success of the Company. The following table summarizes the activity for all PIUs during the three fiscal quarters ended October 2, 2021 and the year ended December 31, 2020:

		Weighted-
		Average Grant-
	Number of PIUs	Date Fair Value
Balance at January 1, 2020	21,734,170	$0.60
Granted	7,843,107	0.35
Forfeited	(2,152,315)	0.43
Balance at December 31, 2020	27,424,962
Granted	—
Forfeited	(1,266,068)	0.34
Balance at April 21, 2021	26,158,894
Converted at IPO in connection with the Reorganization	(26,158,894)	$0.43
Balance at October 2, 2021	—

On January 29, 2021 an employee holder of PIUs terminated his employment with the Company, at which time all 1,055,057 of his performance-vesting units were forfeited. At the time of his termination, the employee held 527,528 of time-vesting units, of which 211,011 time-vesting units were vested. Per the terms of his termination agreement, the Company accelerated the vesting of an additional 105,506 time-vesting units, such that the total time-vesting units vested were equal to 316,517 upon his termination and the remaining 211,011 of unvested time-vesting units were forfeited upon his termination. As the employee’s profits interest units had not vested from an accounting perspective, the retention and immediate vesting of the retained time-vesting units was accounted for as a cancellation of the original award and a new grant under the revised terms. A cumulative catch-up charge of $1.1 million was recorded during the fiscal quarter ended April 3, 2021 to reflect the incremental fair value of the awards as of the date of the modification, as compared to the grant-date fair value.

16.PROFITS INTEREST UNITS

Total stock-based compensation expense related to the PIUs was $0.8 million and $1.2 million during the years ended December 31, 2019 and 2020, respectively, which is recorded in selling, general and administrative expense in the consolidated statements of operations. There was $6.4 million and $9.8 million of unrecognized compensation expense related to the units as of December 31, 2019 and 2020, respectively. The following table summarizes the activity for all PIUs during the years ended December 31, 2019 and 2020:

		Weighted-Average
		Grant-Date
	Number of PIUs	Fair Value
Balance at January 1, 2019	20,890,124	$0.41
Granted	3,692,699	$0.38
Forfeited	(2,848,653)	$0.41
Balance at December 31, 2019	21,734,170
Granted	7,843,107	$0.60
Forfeited	(2,152,315)	$0.35
Balance at December 31, 2020	27,424,962	$0.43

As of December 31, 2020, there are 18,011,127 Performance PIUs which are not expected to vest as the performance condition is not considered to be probable. As of December 31, 2020, there are 9,413,835 Time-Vesting PIUs which will continue to vest over the employees’ requisite service periods. As of December 31, 2019 and 2020, none of the Time-Vesting PIUs have vested for accounting purposes due to the Parent’s $0 Repurchase Right.

The Company uses the following assumptions in conjunction with the Contingent Claims Analysis Model to estimate the fair value of the PIUs:

	Year Ended	Year Ended
	December 31, 2019	December 31, 2020
Expected volatility	49.00%	55.00%
Risk-free interest rate	1.90%	0.20%
Expected term (in years)	4.6	3.2%
Expected dividend yield	—%	—%

During the year ended December 31, 2020, the Company recorded $0.6 million in stock-based compensation expense related to the settlement of the Contingent Consideration (see Note 3 and Note 5), which is recorded in selling, general and administrative expense in the consolidated statements of operations.